UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2001
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  July 15, 2001

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	  30
Form 13F Information Table Value Total:  $401956
List of Other Included Managers:
  None

    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE

AMERICREDIT CORP               COM             03060R101    26620   512410 SH       SOLE                    512410
BERKLEY W R CORP               COM             084423102     7348   177400 SH       SOLE                    177400
BLACKROCK INC CL A             CL A            09247X101    15805   460927 SH       SOLE                    460927
CAPITAL ONE FINCL CORP         COM             14040H105    19856   330105 SH       SOLE                    330105
CITY NATL CORP                 COM             178566105     9254   208947 SH       SOLE                    208947
COMMERCE BANCORP INC-NJ        COM             200519106    21322   304161 SH       SOLE                    304161
COMPUCREDIT CORP               COM             20478N100     4420   400000 SH       SOLE                    400000
CORILLIAN CORP                 COM             218725109     5088  1272103 SH       SOLE                   1272103
DIME BANCORP INC               COM             25429Q102     8851   237618 SH       SOLE                    237618
FAIR ISAAC & CO INC            COM             303250104     6788   109800 SH       SOLE                    109800
FIRST REPUBLIC INC             COM             336158100    11147   454991 SH       SOLE                    454991
GOLDEN STATE BANCORP           COM             381197102    11264   365714 SH       SOLE                    365714
GOLDEN WEST FINANCIAL CORP     COM             381317106     8720   135748 SH       SOLE                    135748
HIBERNIA CORP                  CL A            428656102    15634   878342 SH       SOLE                    878342
HOUSEHOLD INTL INC             COM             441815107    11584   173670 SH       SOLE                    173670
HUNTINGTON BANCSHARES INC      COM             446150104    16580  1014068 SH       SOLE                   1014068
LENDINGTREE INC                COM             52602Q105      669   105000 SH       SOLE                    105000
NATIONAL COMMERCE FINCL        COM             63545P104     7075   290300 SH       SOLE                    290300
NATIONAL PROCESSING INC        COM             637229105     2804   100127 SH       SOLE                    100127
NEXTCARD INC                   COM             65332K107    31032  2808338 SH       SOLE                   2808338
PACIFIC CENTURY FINCL CORP     COM             694058108    29574  1146735 SH       SOLE                   1146735
PROGRESSIVE CORP OHIO          COM             743315103    15887   117519 SH       SOLE                    117519
PROVIDIAN FINCL GROUP          COM             74406A102    17352   293100 SH       SOLE                    293100
RESOURCE BANCSHARES MTG GRP    COM             761197102     3029   414917 SH       SOLE                    414917
SAFECO CORP                    COM             786429100     8874   300800 SH       SOLE                    300800
SOVEREIGN BANCORP INC          COM             845905108    33504  2577224 SH       SOLE                   2577224
UNIONBANCAL CORP               COM             908906100    36142  1072473 SH       SOLE                   1072473
WACHOVIA CORP                  COM             929771103     5336    75000 SH       SOLE                     75000
WADDELL & REED FOM; OMC        CL A            930059100     1600    50400 SH       SOLE                     50400
WASHINGTON MUTUAL              COM             939322103     8796   234248 SH       SOLE                    234248